Financing Receivables and Allowance for Doubtful Receivables (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Past due receivables	9,714
Financing receivables past due 90 days or more and still accruing interest	2,846
Impaired loans	43,628
Minimum [Member] | Finance Leases [Member]
Financing receivable terms (years)	3
Minimum [Member] | Others [Member]
Financing receivable terms (years)	1
Maximum [Member] | Finance Leases [Member]
Financing receivable terms (years)	6
Maximum [Member] | Installment Loans [Member]
Financing receivable terms (years)	3
Maximum [Member] | Mortgage Loans [Member]
Financing receivable terms (years)	30
Maximum [Member] | Others [Member]
Financing receivable terms (years)	3
Mortgage Loans [Member]
Percentage of mortgage loans arranged for employees	50.00%